INVESTMENTS IN DIRECT FINANCING LEASES (Tables)	12 Months Ended
Dec. 31, 2016
Net Investment in Direct Financing and Sales Type Leases [Abstract]
Components of the investments in direct financing and sales-type leases
The following lists the components of the investments in direct financing leases as at December 31, 2016, and December 31, 2015:

(in thousands of $)	2016	2015
Total minimum lease payments to be received	862,083	825,460
Less: amounts representing estimated executory costs including profit thereon, included in total minimum lease payments	(287,168)	(362,959)
Net minimum lease payments receivable	574,915	462,501
Estimated residual values of leased property (un-guaranteed)	213,901	195,238
Less: unearned income	(232,781)	(146,296)
Total investment in direct financing leases	556,035	511,443
Current portion	32,220	37,145
Long-term portion	523,815	474,298
	556,035	511,443

Minimum future gross revenues to be received under non-cancellable direct financing and sales-type leases
The minimum future gross revenues to be received under the Company's non-cancellable direct financing leases as of December 31, 2016, are as follows:

(in thousands of $) Year ending December 31,
2017	101,237
2018	101,203
2019	103,609
2020	99,421
2021	88,855
Thereafter	367,758
Total minimum lease revenues	862,083